15. OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2017
Other Long-term Assets
OTHER LONG-TERM ASSETS	15. OTHER LONG-TERM ASSETS
As at December 31,	2017	2016
Prepaid expenses	$245	$645
Deferred charges	1,153	1,512
Income tax recoverable	1,356	1,356
Other	302	302
Other long-term assets	$3,056	$3,815